NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest Disclosure [Abstract]
Non-Controlling Interests	Non-Controlling Interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2024	December 31, 2023
	Essakane	Essakane	Rosebel[1]	Boto[2]
Percentage of voting rights held by non-controlling interests	10%	10%	5%	10%
Accumulated non-controlling interest	$64.0	$54.2	$—	$—
Net earnings (loss) attributable to non-controlling interests	$27.7	$6.2	$0.7	$(0.2)
Dividends paid to non-controlling interests[3]	$18.0	$12.0	$—	$—
1.Amounts disclosed for 2023 are for the period until January 31, 2023. The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 6). The Rosebel mine met the criteria to be reclassified as held for sale and discontinued operations as at December 31, 2022.
2.Amounts disclosed for 2023 are for the period until April 25, 2023. The sale of the Boto Gold project was completed on April 25, 2023 (note 7). The Boto Gold project met the criteria to be classified as held for sale as at December 31, 2022.
3.For the year ended December 31, 2024, dividends paid to other non-controlling interests amounted to $nil  (December 31, 2023 – $1.7 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2024	December 31, 2023
	Essakane	Essakane	Rosebel[1]	Boto[2]
Current assets	$324.0	$330.3	$—	$—
Non-current assets	882.2	764.3	—	—
Current liabilities	(175.0)	(157.5)	—	—
Non-current liabilities	(234.1)	(237.4)	—	—
Net assets	$797.1	$699.7	$—	$—
	Year ended	Year ended
	December 31, 2024	December 31, 2023
Revenues	$1,084.3	$810.6	$47.2	$—
Net earnings (loss) and OCI	$277.5	$61.9	$14.4	$(1.9)

Net cash from (used in) operating activities	$444.6	$223.8	$15.4	$(3.5)
Net cash from (used in) investing activities	(196.9)	(137.0)	(8.2)	(3.2)
Net cash from (used in) financing activities	(185.2)	(145.8)	(2.0)	5.2
Net increase (decrease) in cash and cash equivalents	$62.5	$(59.0)	$5.2	$(1.5)
1.Amounts disclosed for 2023 are for the period until January 31, 2023. The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 6). The Rosebel mine met the criteria to be reclassified as held for sale and discontinued operations as at December 31, 2022.
2.Amounts disclosed for 2023 are for the period until April 25, 2023. The sale of the Boto Gold project was completed on April 25, 2023 (note 7). The Boto Gold project met the criteria to be classified as held for sale as at December 31, 2022.
The Company’s ability to access or use the assets of Essakane to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Essakane must be approved by the Supervisory Boards, which includes representation from the non-controlling interest.